COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 5. COMMITMENTS AND CONTINGENCIES

The Company currently leases its offices on a month to month basis from the Company's Chief Operating Officer and stockholder for $750 per month.

In connection with the acquisition of ESD, the Company assumed a lease for approximately 12,000 square feet of warehouse space located in Gilroy, California at a base rent of $5,248 per month. The lease terminates on June 30, 2021. In addition, the Company entered into an employment agreement with a general manager for a period of one year at a cost of $58,000. The employment agreement expires in July 2017.

Rent expense for the three months ended August 31, 2016 and 2015 totaled $13,064 and $2,250, respectively.

On October 30, 2015, the company entered into an agreement to acquire a 20% minority equity interest in Just Buns, Inc. in exchange for 20,000 shares to the Company’s common stock. The Company also entered into an exclusive Distribution Agreement with Just Buns, Inc. to distribute their proprietary Ensaimades sold under the name “Swirly Buns”. As of the date of this filing the Company has not finalized these transactions. Upon finalization the Company will issue 20,000 shares of common stock.

Note 5. COMMITMENTS AND CONTINGENCIES

The Company currently leases its Baldwin, NY office on a month to month basis from the Company's Chief Operating Officer and stockholder for $750 per month.

Rent expense for the years ended May 31, 2016 and 2015 totaled $9,697 and $7,500, respectively.

On October 30, 2015, the company entered into an agreement to acquire a 20% minority equity interest in Just Buns Inc. in exchange for 20,000 shares to the Company’s common stock. The company also entered into an exclusive Distribution Agreement with Just Buns, Inc. to distribute their proprietary Ensaimades sold under the name “Swirly Buns”. As of the date of this filing the company has not finalized these transactions. Upon finalization the company will issue 20,000 shares of common stock.